Management fees	12 Months Ended
Dec. 31, 2023
Management Fees
Management fees

10.       Management fees:

The Company has engaged Ship Procurement Services S.A. (“SPS”), a third party company, to provide to its fleet certain procurement services. In 2018, the Company had entered into management agreements with Augustea Technoservices Ltd to provide technical management to certain of its vessels, all of which were gradually terminated by June 2022 (Note 3) while during 2021 the Company appointed Iblea Ship Management Limited to provide certain management services to certain vessels, which previously were managed by Augustea Technoservices Ltd (Note 3). In addition, the Company has also entered into management agreements with Equinox Maritime Ltd, Zeaborn GmbH & Co. KG and Technomar Shipping Inc to provide certain management services to certain of its vessels. The management agreements with Technomar Shipping Inc were terminated in 2022. During 2022 and 2023, certain vessels changed management from third-party to in-house. Total management fees under the aforementioned management agreements in effect for the years ended December 31, 2021, 2022 and 2023, were $19,489, $19,071 and $16,809, respectively, and are included in “Management fees” in the consolidated income statements.